UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-01660

Prudential’s Gibraltar Fund, Inc.

Exact name of registrant as specified in charter:

Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102
Address of principal executive offices:

Deborah A. Docs

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

Name and address of agent for service:

Registrant’s telephone number, including area code: 973-367-7521

Date of fiscal year end: 12/31/2008

Date of reporting period: 6/30/2008

Item 1 – Reports to Stockholders

PRUDENTIAL’S FINANCIAL SECURITY PROGRAM	SEMIANNUAL REPORT	June 30, 2008

Prudential’s Gibraltar Fund, Inc.

IFS-A105489

This report is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus and current performance results. Investors should carefully consider the contract and the Fund’s investment objective, risks, and charges and expenses before investing. The contract and the Fund prospectus contain information relating to investment objectives, risks, and charges and expenses, as well as other important information. Read them carefully before investing or sending money.

This report must be preceded or accompanied by the current prospectuses for the Gibraltar Fund and the annuity contract. The prospectus contains information on the investment objectives, risks, and charges and expenses and should be read carefully.

A description of the Fund’s proxy voting policies and procedures is available, without charge, upon request. Planholders should call 888-778-2888 to obtain descriptions of the Fund’s proxy voting policies and procedures. The description is also available on the website of the Securities and Exchange Commission (the “Commission”) at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available on the website of the Commission at www.sec.gov and on the Fund’s website.

The Fund files with the Commission a complete listing of portfolio holdings as of its first and third quarter-end on Form N-Q. Form N-Q is available on the Commission’s website at www.sec.gov or by visiting the Commission’s Public Reference Room. For more information on the Commission’s Public Reference Room, please visit the Commission’s website or call 1-800-SEC-0330. Planholders may obtain copies of Form N-Q filings by calling 888-778-2888.

The Fund’s Statement of Additional Information contains additional information about the Fund’s Directors and is available without charge upon request by calling 800-778-2255.

Prudential’s Gibraltar Fund, Inc.	Semiannual Report	June 30, 2008

Table of Contents

■	LETTER TO PLANHOLDERS

■	PORTFOLIO COMPOSITION

■	FEES AND EXPENSES TABLE

■	FINANCIAL REPORTS
A1	Schedule of Investments and Financial Statements
B1	Notes to Financial Statements
C1	Financial Highlights

■	APPROVAL OF ADVISORY AGREEMENTS

This report may include financial information pertaining to certain portfolios that are not available through the variable life insurance policy or variable annuity contract that you have chosen. Please refer to your variable life insurance or variable annuity prospectus to determine which portfolios are available to you.

Prudential’s Gibraltar Fund, Inc. Letter to Planholders	June 30, 2008

■	DEAR PLANHOLDER

A primary goal at Prudential is to help ensure our clients’ ongoing financial security. Prudential’s Gibraltar Fund semiannual report provides insight to our progress and information on how we accomplish this goal throughout the year.

As always, we want to remind you of the benefits of diversifying your investment portfolio. Especially now, as we experience a new level of market instability, diversification is a critical factor in protecting your investments. Diversification is the best way to balance risk and return, thereby helping to protect your funds when asset classes fluctuate. This method of investing can also help you achieve your long-term financial goals. Please keep in mind that diversification does not assure a profit or protect against loss in declining markets.

The first step in creating a diversified investment portfolio is to contact your financial professional. He or she will help you develop a comprehensive mix of assets that will be evaluated periodically over time with a focus on your financial objectives.

Thank you for selecting Prudential for your financial needs. We value your business and appreciate your trust as we help you prepare for the future.

Sincerely,

David R. Odenath, Jr.

President,

Prudential’s Gibraltar Fund, Inc.	July 31, 2008

PRESIDENT

DAVID R. ODENATH, JR.

Prudential’s Gibraltar Fund, Inc. Presentation of Portfolio Holdings — (unaudited)	June 30, 2008

Prudential's Gibraltar Fund, Inc.
Five Largest Holdings (% of Net Assets)
Monsanto Co.	5.2%
Cisco Systems, Inc.	4.0%
Google, Inc. (Class A)	3.9%
Charles Schwab Corp. (The)	3.5%
Halliburton Co.	3.3%

For a complete listing of holdings, refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

Prudential’s Gibraltar Fund, Inc. Fees and Expenses — unaudited	June 30, 2008

As a contract owner investing in Portfolios of the Fund through a variable annuity or variable life contract, you incur ongoing costs, including management fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other investment options. This example does not reflect fees and charges under your variable annuity or variable life contract. If contract charges were included, the costs shown below would be higher. Please consult the prospectus for your contract for more information about contract fees and charges.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2008 through June 30, 2008.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the Portfolio expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the Portfolio expenses you paid on your account during this period. As noted above, the table does not reflect variable contract fees and charges.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other investment options. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other investment options.

Please note that the expenses shown in the table are meant to highlight your ongoing Portfolio costs only and do not reflect any contract fees and charges, such as sales charges (loads), insurance charges or administrative charges. Therefore the second line of the table is useful to compare ongoing investment option costs only, and will not help you determine the relative total costs of owning different contracts. In addition, if these contract fee and charges were included, your costs would have been higher.

Prudential’s Gibraltar Fund, Inc.		Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Annualized Expense Ratio based on the Six-Month period	Expenses Paid During the Six-Month period
Prudential’s Gibraltar Fund, Inc.	Actual	$1,000.00	$911.00	0.59%	$2.80
	Hypothetical	$1,000.00	$1,021.93	0.59%	$2.97

Portfolio expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended June 30, 2008, and divided by the 366 days in the Portfolio’s fiscal year ending December 31, 2008 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Portfolio may invest.

PRUDENTIAL’S GIBRALTAR FUND, INC.

SCHEDULE OF INVESTMENTS	as of June 30, 2008 (Unaudited)

LONG-TERM INVESTMENTS — 96.9% COMMON STOCKS	Shares	Value (Note 1)
Aerospace & Defense — 3.6%
Raytheon Co.	62,600	$3,523,128
United Technologies Corp.	57,000	3,516,900

		7,040,028

Beverages — 3.8%
Coca-Cola Co. (The)	74,000	3,846,520
PepsiCo, Inc.	56,300	3,580,117

		7,426,637

Biotechnology — 2.1%
Genentech, Inc.(a)	53,600	4,068,240

Capital Markets — 7.0%
Charles Schwab Corp. (The)	324,900	6,673,446
Goldman Sachs Group, Inc. (The)	16,300	2,850,870
Lazard Ltd., “Class A”	87,000	2,971,050
Merrill Lynch & Co., Inc.	31,600	1,002,036

		13,497,402

Chemicals — 5.2%
Monsanto Co.	78,900	9,976,116

Communications Equipment — 7.4%
Cisco Systems, Inc.(a)	330,400	7,685,104
Nokia OYJ (ADR) (Finland)	125,600	3,077,200
QUALCOMM, Inc.	78,700	3,491,919

		14,254,223

Computers & Peripherals — 6.1%
Apple, Inc.(a)	37,800	6,329,232
Hewlett-Packard Co.	121,700	5,380,357

		11,709,589

Diversified Financial Services — 1.8%
JPMorgan Chase & Co.	34,200	1,173,402
NYSE Euronext	43,700	2,213,842

		3,387,244

Electrical Equipment — 1.7%
ABB Ltd. (ADR) (Switzerland)(a)	114,100	3,231,312

Energy Equipment & Services — 6.2%
Halliburton Co.	120,100	6,373,707
Schlumberger Ltd.	51,200	5,500,416

		11,874,123

Food & Staples Retailing — 8.5%
Costco Wholesale Corp.	78,300	5,491,962
CVS/Caremark Corp.	146,500	5,797,005
Wal-Mart Stores, Inc.	45,000	2,529,000
Whole Foods Market, Inc.	109,700	2,598,793

		16,416,760

Health Care Equipment & Supplies — 5.8%
Alcon, Inc.	37,700	6,137,183
Baxter International, Inc.	80,200	5,127,988

		11,265,171

Health Care Providers & Services — 1.2%
Medco Health Solutions, Inc.(a)	50,800	2,397,760

SEE NOTES TO FINANCIAL STATEMENTS.

A1

PRUDENTIAL’S GIBRALTAR FUND, INC. (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2008 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 1)
Hotels, Restaurants & Leisure — 5.1%
Burger King Holdings, Inc.	233,700	$6,260,823
Las Vegas Sands Corp.(a)	12,400	588,256
Marriott International, Inc., “Class A”	112,800	2,959,872

		9,808,951

Household Products — 2.1%
Colgate-Palmolive Co.	58,400	4,035,440

Industrial Conglomerates — 0.8%
McDermott International, Inc.(a)	25,200	1,559,628

Internet Software & Services — 3.9%
Google, Inc., “Class A”(a)	14,400	7,580,448

IT Services — 2.6%
Visa, Inc. “Class A”(a)	62,000	5,041,220

Life Sciences, Tools & Services — 2.1%
Thermo Fisher Scientific, Inc.(a)	72,400	4,034,852

Media — 2.0%
Walt Disney Co. (The)	126,100	3,934,320

Oil, Gas & Consumable Fuels — 3.5%
Occidental Petroleum Corp.	47,800	4,295,308
Southwestern Energy Co.(a)	52,600	2,504,286

		6,799,594

Pharmaceuticals — 7.1%
Abbott Laboratories	79,600	4,216,412
Teva Pharmaceutical Industries Ltd. (ADR) (Israel)	90,600	4,149,480
Wyeth	110,300	5,289,988

		13,655,880

Semiconductors & Semiconductor Equipment — 2.8%
Texas Instruments, Inc.	193,800	5,457,408

Software — 3.2%
Adobe Systems, Inc.(a)	105,200	4,143,828
Microsoft Corp.	74,400	2,046,744

		6,190,572

Textiles, Apparel & Luxury Goods — 1.3%
NIKE, Inc., “Class B”	42,300	2,521,503

TOTAL LONG-TERM INVESTMENTS (cost $157,354,702)		187,164,421

SHORT-TERM INVESTMENT — 2.6%
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund—Taxable Money Market Series (cost $4,974,773; Note 3)(b)	4,974,773	4,974,773

TOTAL INVESTMENTS — 99.5% (cost $162,329,475; Note 5)		192,139,194
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.5%		1,001,841

NET ASSETS — 100.0%		$193,141,035

The following abbreviation is used in portfolio descriptions:

ADR	American Depositary Receipt

(a)	Non-income producing security.

(b)	Prudential Investments LLC, the Manager of the Fund, also serves as Manager of the Dryden Core Investment Fund – Taxable Money Market Series.

SEE NOTES TO FINANCIAL STATEMENTS.

A2

PRUDENTIAL’S GIBRALTAR FUND, INC. (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2008 (Unaudited)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$192,139,194	$—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$192,139,194	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2007 and June 30, 2008, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2008 were as follows:

Food & Staples Retailing	8.5%
Communications Equipment	7.4%
Pharmaceuticals	7.1%
Capital Markets	7.0%
Energy Equipment & Services	6.2%
Computers & Peripherals	6.1%
Health Care Equipment & Supplies	5.8%
Chemicals	5.2%
Hotels, Restaurants & Leisure	5.1%
Internet Software & Services	3.9%
Beverages	3.8%
Aerospace & Defense	3.6%
Oil, Gas & Consumable Fuels	3.5%
Software	3.2%
Semiconductors & Semiconductor Equipment	2.8%
IT Services	2.6%
Affiliated Money Market Mutual Fund	2.6%
Biotechnology	2.1%
Household Products	2.1%
Life Sciences, Tools & Services	2.1%
Media	2.0%
Diversified Financial Services	1.8%
Electrical Equipment	1.7%
Textiles, Apparel & Luxury Goods	1.3%
Health Care Providers & Services	1.2%
Industrial Conglomerates	0.8%

99.5%
Other assets in excess of liabilities	0.5%

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A3

PRUDENTIAL'S GIBRALTAR FUND, INC. (continued)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2008

ASSETS
Unaffiliated investments (cost $157,354,702)	$187,164,421
Affiliated investments (cost $4,974,773)	4,974,773
Receivable for investments sold	1,139,772
Dividends receivable	114,643
Foreign tax reclaim receivable	52,242
Prepaid expenses	353

Total Assets	193,446,204

LIABILITIES
Payable for investments purchased	173,714
Management fee payable	92,594
Accrued expenses and other liabilities	38,861

Total Liabilities	305,169

NET ASSETS	$193,141,035

Net assets were comprised of:
Common stock, at $0.01 par value	$200,824
Paid-in capital, in excess of par	194,791,621

194,992,445
Undistributed net investment income	799,686
Accumulated net realized loss on investment transactions	(32,460,815)
Net unrealized appreciation on investments	29,809,719

Net assets, June 30, 2008	$193,141,035

Net asset value and redemption price per share, 20,082,366 outstanding shares of common stock (authorized 75,000,000 shares)	$9.62

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2008

INVESTMENT INCOME
Dividends (net of $29,787 foreign withholding tax)	$1,154,578
Affiliated dividend income	169,792
Interest	93

1,324,463

EXPENSES
Management fee	564,591
Custodian’s fees	24,000
Audit fee	9,000
Directors’ fees	6,000
Insurance expenses	2,000
Legal fees and expenses	1,000
Miscellaneous	3,525

Total expenses	610,116

NET INVESTMENT INCOME	714,347

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net realized loss on investments	(3,173,767)
Net change in unrealized depreciation on investments	(17,152,246)

NET LOSS ON INVESTMENTS	(20,326,013)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(19,611,666)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2008	Year Ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$714,347	$1,841,802
Net realized gain (loss) on investments	(3,173,767)	16,464,310
Net change in unrealized appreciation (depreciation) on investments	(17,152,246)	6,198,982

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(19,611,666)	24,505,094

DIVIDENDS:
Dividends from net investment income	—	(1,769,000)

CAPITAL STOCK TRANSACTIONS:
Capital stock issued in reinvestment of dividends [0 and 175,088 shares, respectively]	—	1,769,000
Capital stock repurchased [1,088,489 and 2,324,956 shares, respectively]	(10,716,192)	(23,288,385)

NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL STOCK TRANSACTIONS	(10,716,192)	(21,519,385)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(30,327,858)	1,216,709
NET ASSETS:
Beginning of period	223,468,893	222,252,184

End of period (a)	$193,141,035	$223,468,893

(a) Includes undistributed net investment income of:	$799,686	$85,339

SEE NOTES TO FINANCIAL STATEMENTS.

A4

NOTES TO THE FINANCIAL STATEMENTS OF

PRUDENTIAL’S GIBRALTAR FUND, INC.

Prudential’s Gibraltar Fund, Inc. (the “Fund”) was originally incorporated in the State of Delaware on March 14, 1968 and was reincorporated in the State of Maryland effective May 1, 1997. It is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended. The investment objective of the fund is growth of capital to the extent compatible with a concern for preservation of principal by investing in common stocks and other securities convertible into common stock. The Fund was organized by The Prudential Insurance Company of America (“PICA”) to serve as the investment medium for the variable contract accounts of The Prudential Financial Security Program (“FSP”). The Fund does not sell its shares to the public. The accounts will redeem shares of the Fund to the extent necessary to provide benefits under the contracts or for such other purposes as may be consistent with the contracts.

Note 1:	Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation:    Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the Nasdaq Official Closing Price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadviser, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Securities for which quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate the net asset values.

Short-term securities which mature in sixty days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotations.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized and unrealized gains and losses from security and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis.

Dividends and Distributions:    The fund expects to pay dividends of net investment income semi-annually and distributions of net realized capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in-capital in excess of par, as appropriate.

B1

Taxes:    It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to it’s shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded, net of receivable amounts, at the time the related income is earned.

Estimates:    The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

Note 2:	Agreements

The Fund has a management agreement with Prudential Investments LLC (“PI”). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison will furnish investment advisory services in connection with the management of the Fund. PI pays for the services of Jennison, compensation of officers of the Fund, costs related to shareholder reporting, occupancy and certain clerical and administrative expenses of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly, at an annual rate of 0.55 of 1% of the Fund’s average daily net assets.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as distributor of the shares of the Fund. No distribution or service fees are paid to PIMS as distributor of shares of the Fund.

PI, PICA, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc.

The Fund along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA is incurred at contracted market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. The Funds pay a commitment fee of .06 of 1% of the unused portion of the SCA. The expiration date of the SCA is October 24, 2008. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The Fund did not borrow any amounts pursuant to the SCA during the period ended June 30, 2008.

Note 3:	Other Transactions with Affiliates

The Fund invests in the Taxable Money Market Series (the “Portfolio”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Note 4:	Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended June 30, 2008 aggregated $71,455,955 and $75,737,742, respectively.

Note 5:	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of June 30, 2008 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$164,093,555	$36,438,566	($8,392,927)	$28,045,639

The difference between book basis and tax basis is attributable to deferred losses on wash sales.

B2

For federal income tax purposes, the Fund had a capital loss carryforward at December 31, 2007 of approximately $27,780,000 of which, $14,844,000 expires in 2010 and $12,936,000 expires in 2011. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such carryforward. It is uncertain whether the Fund will be able to realize the full benefit prior to the expiration date.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of June 30, 2008, no provisions for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statuses of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6:	New Accounting Pronouncements

In March 2008, the FASB released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements has not yet been determined.

B3

Financial Highlights

(Unaudited)

	Prudential’s Gibraltar Fund, Inc.
	Six Months Ended June 30, 2008		Year Ended December 31,
			2007	2006	2005	2004	2003
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.56		$9.53	$9.10	$8.17	$7.38	$5.69

Income From Investment Operations:
Net investment income	.04		.09	.05	.03	.04	.02
Net realized and unrealized gains (losses) on investments	(.98)		1.02	.43	.93	.79	1.69

Total from investment operations	(.94)		1.11	.48	.96	.83	1.71

Less Dividends:
Dividends from net investment income	—		(.08)	(.05)	(.03)	(.04)	(.02)

Net Asset Value, end of period	$9.62		$10.56	$9.53	$9.10	$8.17	$7.38

Total Return(a)	(8.90)%		11.72%	5.32%	11.74%	11.27%	29.99%
Ratios/Supplemental Data:
Net assets, end of period (000,000)	$193.1		$223.5	$222.3	$234.7	$236.4	$232.5
Ratios to average net assets(b):
Expenses	.59	%(c)	.59%	.60%	.62%	.61%	.63%
Net investment income	.70	%(c)	.83%	.53%	.29%	.51%	.26%
Portfolio turnover rate	36	%(d)	57%	62%	76%	74%	80%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Fund invests.

(c)	Annualized.

(d)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C1

Prudential’s Gibraltar Fund, Inc.

Approval of Advisory Agreements

The Board of Directors (the “Board”) of Prudential’s Gibraltar Fund, Inc. (the “Fund”) oversees the management of the Fund, and, as required by law, determines annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”) and the Fund’s subadvisory agreement with Jennison Associates LLC (“Jennison”). The Board, including all of the Independent Directors, met on June 9-11, 2008, and approved the renewal of the agreements through July 31, 2009, after concluding that renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with their consideration. Among other things, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups. The mutual funds included in each Peer Universe or Peer Group was objectively determined solely by Lipper Inc., an independent provider of mutual fund data. The comparisons placed the Fund in various quartiles over one-, three-, five- and ten-year time periods ending December 31, 2007, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

In approving the agreements, the Board, including the Independent Directors advised by independent legal counsel, considered the factors they deemed relevant, including the nature, quality and extent of services provided, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders. In their deliberations, the Directors did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with their deliberations, the Board considered information provided by PI throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 9-11, 2008.

The Directors determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, and between PI and Jennison, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PI, are fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Directors’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, quality and extent of services

The Board received and considered information regarding the nature and extent of services provided to the Fund by PI and Jennison. The Board considered the services provided by PI, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund accounting, recordkeeping, compliance, and other services to the Fund. The Board also considered that PI pays the salaries of all of the officers and non-independent Directors of the Fund. With respect to PI’s oversight of the subadviser, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for screening and recommending new subadvisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the subadvisers. The Board also considered the investment subadvisory services provided by Jennison, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PI’s evaluation of the subadviser, as well as PI’s recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and Jennison, and also reviewed the qualifications, backgrounds and responsibilities of Jennison’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PI’s and Jennison’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and Jennison. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (CCO) as to both PI and Jennison. The Board noted that Jennison is affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Fund by Jennison, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI and Jennison under the management and subadvisory agreements.

Performance of Prudential’s Gibraltar Fund

The Board received and considered information about the Fund’s historical performance. The Board considered that the Fund’s gross performance in relation to its Peer Universe (the Lipper VIP Large-Cap Core Funds Performance Universe)1 was in the first quartile over all periods, though the Fund ranked in the second quartile over the three-year period. The Board also noted that the Fund outperformed its benchmark index over the one-, three- five- and ten-year periods. The Board concluded that, in light of the Fund’s competitive performance, it would be in the interest of the Fund and its shareholders to renew the agreements.

Fees and Expenses

The Board considered that the Fund’s actual management fee (which reflects any subsidies, expense caps or waivers) and the Fund’s total expenses both ranked in the Expense Group’s first quartile.

The Board concluded that the management and subadvisory fees were reasonable in light of the services provided.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board did not separately consider the profitability of the subadviser, an affiliate of PI, as its profitability was reflected in the profitability report for PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

[1]	The Fund was compared to the Lipper VIP (Variable Insurance Products) Large-Cap Core Funds Performance Universe, although Lipper classifies the Fund in the VIP Multi-Cap Core Funds Performance Universe. The Lipper VIP Large-Cap Core Funds Performance Universe was utilized because PI believes that the funds included in this Universe provide a more appropriate basis for Fund performance comparisons.

Economies of Scale

The Board noted that the advisory fee schedule for the Fund does not contain breakpoints that reduce the fee rate on assets above specified levels. The Board received and discussed information concerning whether PI realizes economies of scale as the Fund’s assets grow beyond current levels. However, because of the nature of PI’s business, the Board could not reach definitive conclusions as to whether PI might realize economies of scale or how great they may be. In light of the Fund’s current size and expense structure, the Board concluded that the absence of breakpoints in the Fund’s fee schedule is acceptable at this time.

Other Benefits to PI and Jennison

The Board considered potential ancillary benefits that might be received by PI and Jennison and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PI included brokerage commissions received by affiliates of PI, compensation received by insurance company affiliates of PI from Jennison, as well as benefits to the reputation or other intangible benefits resulting from PI’s association with the Fund. The Board concluded that the potential benefits to be derived by Jennison included the ability to use soft dollar credits, brokerage commissions received by affiliates of Jennison, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to the reputation. The Board concluded that the benefits derived by PI and Jennison were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interest of the Fund and its shareholders.

Variable annuities contain exclusions, limitations, reductions of benefits, and terms for keeping them in force. For costs and complete details, refer to your contract or contact your licensed financial professional. Contract guarantees are based on the claims-paying ability of the issuing company.

Prudential’s Financial Security Program is issued by The Prudential Insurance Company of America, 751 Broad Street, Newark, NJ 07102-3777. Prudential’s Gibraltar Fund, Inc. is distributed by Prudential Investment Management Services LLC (PIMS), Three Gateway Center, 14th Floor, Newark, NJ 07102-4077, member SIPC. Both are Prudential Financial companies. Each is solely responsible for its own financial condition and contractual obligations.

The Prudential Insurance Company of America

751 Broad Street

Newark, NJ 07102-3777

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Prudential

The 2007 Audited Financial Statements of The Prudential Insurance Company of America are available. You may call 888-778-2888 to obtain a free copy of the Audited Financial Statements.

For service-related questions, please contact the Annuity Service Center at 888-778-2888.

To reduce costs, we now generally send only a single copy or prospectuses and shareholder reports to each household (“householding”) in lieu of sending a copy to each Contract Owner who resides in the household. You should be aware that by calling 877-778-5008, you can revoke or “opt out” of householding at any time.

Pru, Prudential, Prudential Financial, Rock Solid, “The Rock”, the Rock Logo and the Rock Prudential Logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

IFS-A105489    FSP SAR    Ed.08/2008

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1)	Code of Ethics – Not required, as this is not an annual filing.

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential’s Gibraltar Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date August 15, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David R. Odenath
David R. Odenath
President and Principal Executive Officer

Date August 15, 2008

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date August 15, 2008

*	Print the name and title of each signing officer under his or her signature.